GMACM Home Equity Loan Trust 2006-HE3
     GMACM Home Equity Loan-Backed Term Notes, Series 2006-HE3

Cut-Off Period Date                                      09/30/06
Determination Date                                       10/18/06
Record Date - Class A-1                                  10/24/06
Record Date - Class A-2, Class A-3, Class A-4, Class A-5 09/30/06
Payment Date                                             10/25/06
Actual Days in Accrual Period (30/360)                         30
Accrual Period (30/360)                                        30

Servicing Certificate
Beginning Pool Balance                             852,163,696.92
Beginning PFA                                      287,307,435.62
Ending Pool Balance                              1,125,204,306.20
Ending PFA Balance                                              -
Principal Collections                               14,266,804.33
Principal Draws                                                 -
Net Principal Collections                           14,266,804.33

Active Loan Count                                          21,872

Net Interest Collections                             6,846,072.05

Weighted Average Net Loan Rate                           8.09230%
Weighted Average Net WAC Rate                            7.97313%
Substitution Adjustment Amount                               0.00

Excess Spread Cash                                   3,320,955.72

                                                    Beginning        Ending
Term Notes                                           Balance        Balance        Factor   Principal
----------                                           -------        -------        ------   ---------
Class A-1                                          578,315,168.50 560,727,386.44  0.9518374 17,587,782.06
Class A-2                                          160,700,000.00 160,700,000.00  1.0000000          0.00
Class A-3                                          185,800,000.00 185,800,000.00  1.0000000          0.00
Class A-4                                           92,501,000.00  92,501,000.00  1.0000000          0.00
Class A-5                                          114,233,000.00 114,233,000.00  1.0000000          0.00
Certificates                                            -              -                  -            -



                                                                Interest   Security
Term Notes   (Continued)                           Interest     Shortfalls     %       Coupon
----------                                         ---------    ----------     -       ------
Class A-1                                        2,616,876.14   0.00           49.09%    5.4300%
Class A-2                                          770,020.83   0.00           14.07%    5.7500%
Class A-3                                          898,807.50   0.00           16.26%    5.8050%
Class A-4                                          469,288.41   0.00            8.10%    6.0880%
Class A-5                                          552,982.91   0.00           10.00%    5.8090%
Certificates                                            0.00      -                -         -





Beginning Overcollateralization Amount               7,921,964.04
Overcollateralization Amount Increase (Decrease)     3,320,955.72
Outstanding Overcollateralization Amount            11,242,919.76
Target Overcollateralization Amount                 14,939,986.65

Credit Enhancement Draw Amount                               0.00
Unreimbursed Credit Enhancer Prior Draws                     0.00


                                                                     Number     Percent      Foreclosure
                                                          Balance   of Loans   of Balance  Units     Dollars
Delinquent Loans (30 Days)*                          2,637,193.17      59        0.23%       0              -
Delinquent Loans (60 Days)*                            241,500.00      4         0.02%       0              -
Delinquent Loans (90 Days)*                             14,418.05      1         0.00%       0              -
Delinquent Loans (120 Days)*                                    -      0         0.00%       0              -
Delinquent Loans (150 Days)*                                    -      0         0.00%       0              -
Delinquent Loans (180+ Days)*                                   -      0         0.00%       0              -
REO                                                             -      0         0.00%
Foreclosures                                                    -      0         0.00%
Bankruptcies                                           247,759.12      4         0.02%


                                                           Bankruptcy       REO
(continued)                                              Units  Dollars    Units     Dollars
Delinquent Loans (30 Days)*                                0           -     0              -
Delinquent Loans (60 Days)*                                0           -     0              -
Delinquent Loans (90 Days)*                                0           -     0              -
Delinquent Loans (120 Days)*                               0           -     0              -
Delinquent Loans (150 Days)*                               0           -     0              -
Delinquent Loans (180+ Days)*                              0           -     0              -
REO
Foreclosures
Bankruptcies






*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                             Liquidation To-Date
Beginning Cumulative Loss Amount                             0.00
Current Month Loss Amount                                    0.00
Current Month Recoveries                                     0.00
                                               ------------------
Ending Cumulative Loss Amount                                0.00         0.00


                                                          Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount           0.00
Current Month Net Principal Recovery Amount                  0.00
                                                ------------------
Ending Cumulative Net Principal Recovery Amount              0.00

                                                 Special Hazard      Fraud          Bankruptcy
Beginning Amount                                             0.00         0.00      0.00
Current Month Loss Amount                                    0.00         0.00      0.00
Ending Amount                                                   -            -         -

Extraordinary Event Losses                                   0.00
Excess Loss Amounts                                          0.00

Current Month Repurchases Units                                 1
Current Month Repurchases ($)                           65,973.06




Capitalized Interest Account
Beginning Balance                                    1,068,563.58
Withdraw relating to Collection Period               1,068,563.58
Interest Earned (Zero, Paid to Funding Account)              0.00
                                                ------------------
                                                ------------------
Ending Capitalized Interest Account Balance as of
  Payment Date                                               0.00
Interest earned for Collection Period                    9,000.67
Interest withdrawn related to prior Collection Period        0.00

Prefunding Account
Beginning Balance                                  287,307,435.62
Additional Purchases during Revolving Period      (287,307,413.61)
Balance in Pre-Funding Account due to Noteholders          (22.01)
Excess of Draws over Principal Collections                   0.00
                                                ------------------
                                                ------------------
Total Ending Balance as of Payment Date                     (0.00)
Interest earned for Collection Period                  818,450.13
Interest withdrawn related to prior Collection Period        0.00

Cash Flows Received
Principal Collections                               14,266,804.33
Interest Collections                                 7,201,140.26
Servicer Advances                                            0.00
Pre-Funding Account remaining balance withdrawn             22.01
Capital Interest Account withdrawal                  1,068,563.58
Reinvestment Income                                    827,450.80
Substitution Adjustment Amount                               0.00
Recovery Amounts                                             0.00
                                                ------------------
                                                ------------------
Total Cash Flows Received                           23,363,980.98

Cash Flows Distributed
Principal Distribution                              17,587,782.06
Interest Distribution                                5,307,975.79
Residual Amount - Certificates                               0.00
Servicer Advances - Reimbursement                            0.00
GMACM Service Fee                                      355,068.21
GMACM Recovery Fee                                           0.00
Credit Enhancer Fee - FGIC                             113,154.92
                                                ------------------
                                                ------------------
Total Cash Flows Distributed                        23,363,980.98

Net Cash Flows Remaining                                     0.00

Yield Maintenance

Yield Maintenance Event - Class A-1                    NO
Hedge Payment Class A-1                               0.00
Hedge Shortfall Amount - Class A-1                    0.00

Trigger Analysis

Rolling 3 Month Delinquency Percentage                0.00%
Rolling 3 Month Delinquency Required Percentage       3.75%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             1.65%

Servicing Termination Event                            No

Rolling 3 Month Delinquency Percentage                0.00%
Rolling 3 Month Delinquency Required Percentage       3.25%

Aggregate Liquidation Percentage                      0.00%
Aggregate Liquidation Required Percentage             1.15%

Servicing Trigger Event                                No

Step Down Date                                         No

Step Up Date - Class A-4                               No
Step Up Date - Class A-5                               No